Investments in Other Companies - Schedule of Reconciliation of Investments in Other Companies That Are Not Consolidated (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Investments in Other Companies that are not Consolidated [Abstract]
Balance as of January 1,	$ 67,277	$ 65,082	$ 56,177
Share of profit or loss of companies with significant influence and joint control	11,983	8,730	13,409
Dividends received	(3,374)	(3,019)	(4,675)
Reclassification to non-current assets for sale		(1,572)
Other	(58)	(1,944)	171
Balance as of December 31,	$ 75,828	$ 67,277	$ 65,082